Related party transactions	12 Months Ended
Aug. 31, 2020
Related party transactions
Related party transactions

14.Related party transactions

Company controlled by the majority shareholder

California Electric Boat Company Inc.

Companies related through common ownership

Electric Boat Rental Ltd.
7858078 Canada Inc

Company jointly controlled by the majority shareholder

9335‑1427 Quebec Inc.

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

Founder shareholders

Gestion Toyma Inc.

Entreprises Claude Beaulac Inc. (former shareholder)

Gestion Moka Inc. (former shareholder)

The following table summarizes the Company’s related party transactions for the year:

	2020	2019	2018
	$	$	$
Revenues
Sales of boats
Electric Boat Rental Ltd.	101,684	429,132	327,932
Patrick Bobby	11,000	—	—
Other
Electric Boat Rental Ltd.	2,500	—	2,600
7858078 Canada Inc	6,074	5,000	—
Sale of parts and boat maintenance
Electric Boat Rental Ltd.	79,696	26,399	42,817
Claude Beaulac	—	—	1,740
Expenses
Rent expense
California Electric Boat Company Inc.	—	143,376	35,056
Electric Boat Rental Ltd.	65,934	—	—
Cost of sales
Electric Boat Rental Ltd.	16,865	—	—

The Company leases its Boisbriand premises from California Electric Boat Company Inc. (note 9). At the end of the year, the amounts due to and from related parties are as follows:

	2020	2019
	$	$
Advances to related party
California Electric Boat Company Inc.	—	40,310
Non-current advances from related parties
Alexandre Mongeon (subordinated in favor of the Company’s lender)	—	81,061
Patrick Bobby (subordinated in favor of the Company’s lender)	—	82,534
Robert Ghetti (subordinated in favor of the Company’s lender)	—	45,215
Immobilier R. Ghetti Inc. (subordinated in favor of the Company’s lender)	—	1,487
Société de Placement Robert Ghetti Inc. (subordinated in favor of the Company’s lender)	—	242,426
	—	452,723
Current advances from related parties
9335-1427 Quebec Inc.	104,931	104,931
Alexandre Mongeon	141,972	60,911
Patrick Bobby	139,473	56,939
Robert Ghetti	64,750	19,535
Immobilier R. Ghetti Inc.	16,487	15,000
Société de Placement Robert Ghetti Inc.	279,376	36,950
Gestion Toyma Inc.	151,500	151,500
Entreprises Claude Beaulac Inc. (former shareholder)	—	151,575
	898,489	597,341

Advances from related parties are non-interest bearing and have no specified terms of repayment.

Subsequent to August 31, 2019, the related parties waived their right to demand repayment until after September 1, 2020.

In July 2020, the holders of the advances from related parties and the Company have agreed that the advances shall automatically convert into Voting Common Shares of the Company at a conversion price equal to the per Voting Common Share offering price in the Initial Public Offering.